Shareholders' Equity (Details) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 04, 2021	May 08, 2017	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Feb. 19, 2020
Shareholders' Equity (Details) [Line Items]
Exercise of options					$ 59	$ 109
Issuance of ordinary shares (in Shares)			7,188
Bonus amount			$ 27	$ 12
Agreement, description	the Company entered into a definitive agreement with several institutional investors for the purchase and sale of 800,000 Ordinary Shares and 720,000 Warrants to purchase Ordinary Shares at a combined purchase price of $2.50 in a registered direct offering with a total gross amount of $2,000 or $1,840 net of issuance expenses. The Warrants have an exercise price of $2.75 per share, are immediately exercisable and have a five-year term.
Issuance of ordinary shares (in Shares)							41,090
Principal amount								$ 600,000
Interest rate percentage								8.00%
Warrant, description					The Company issued to YA warrants to purchase up to 100,000 ordinary shares of the Company at an exercise price of $3.00 per ordinary share. If at the time of exercise, the ordinary shares underlying the warrants are not subject to an effective registration statement, the warrants may be exercised on a cashless basis. The warrants shall be exercisable for a period of two years from issuance. The Company paid to YA a commitment fee of $15,000.
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Exercise of options in shares (in Shares)					25,399	53,451
Issuance of ordinary shares (in Shares)				7,665
Ya Global [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares (in Shares)					67,307
Total amount							$ 100
Net of amortization commitment fee							$ 77
Standby Equity Distribution Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Agreement, description		the Company entered into a Standby Equity Distribution Agreement (“SEDA”), with YA II PN Ltd. (“YA”), for the sale of up to $2,000 of its Ordinary Shares to YA during a four-year period beginning on March 1, 2018, the date on which the Securities and Exchange Commission first declares effective a registration statement registering the resale of the Company’s Ordinary Shares by YA. For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500. “VWAP” is defined as of any date, to be such date’s daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP. The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the Company has paid to YA all amounts then due.